Schedule of Financial Assets measured in Fair Value (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in investees	₪ 1,974	₪ 2,613
Investment in XTL stocks	135	157
Total assets	2,109	2,770
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	53	48
Investment in XTL stocks	134	157
Total assets	187	205
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees
Investment in XTL stocks
Total assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	1,922	2,565
Investment in XTL stocks
Total assets	₪ 1,922	₪ 2,565